Interest-Bearing Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 926,389	$ 901,246
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 8,493	$ 6,909